Leases - Summary of information about ifrs 16 lease financial position (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Feb. 01, 2019	Jan. 31, 2019
Leases [Line Items]
Leased Equipment	$ 4.7		$ 4.7
Leased Building	2.6		2.6
Leased software and licences	0.7		$ 0.7
Finance lease liabilities		$ 217.1
Finance lease liabilities
Leases [Line Items]
Finance lease liabilities	$ 9.1